INCOME TAXES - Valuation Allowance (Details) (USD $)				12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Federal [Member]	Dec. 31, 2011 Federal [Member]	Dec. 31, 2012 State [Member]	Dec. 31, 2011 State [Member]
Valuation Allowance [Line Items]
Increase (decrease) in valuation allowance				$ 14,700,000	$ 40,200,000	$ 1,800,000	$ 1,300,000
Goodwill		18,700,000	13,400,000
Deferred tax liability related to goodwill		4,400,000	3,500,000
Book goodwill not amortized	19,300,000
Deferred tax liabilitiy resulting from goodwill	$ 5,500,000